Consolidated Statement of Financial Highlights	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	[1],[2]
Investment Company, Financial Highlights [Abstract]
Net Asset Value, Beginning of Year	$ 1.6
Income from Investment Operations
Net investment income/(loss)	(0.27)	[3]
Recognition of conversion of SAFE note liabilities to Common Shares	2.33
Change in unrealized fair value on investments and warrants	(2.42)
Total income/(loss) from investment operations and recognition of conversion of SAFE
Note liabilities to Common Shares	(0.36)
Investment Company Distributions To Shareholders [Abstract]
From net investment income	0
From return of capital	0
Total distributions	0
Effect of shares issued from SAFE note conversion to Common Shares	7.18
Increase/(Decrease) in Net Asset Value	6.82
Net Asset Value, End of Year	$ 5.22
Total Return	426.08%	[4],[5]
Investment Company, Financial Ratios [Abstract]
Net assets attributable to common shares, end of period | $	$ 56,764,040
Ratio of expenses to average net assets	(5.13%)	[6]
Ratio of net investment income to average net assets	(4.82%)	[6]
Portfolio turnover rate	0.24%

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not were not presented for the Fund for the 2021 period.
[3]	Calculated using the average shares method.
[4]	Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
[5]	Total return has been calculated using the absolute value of the initial Net Asset Value due to a negative Net Asset Value as of January 1, 2022. The total return for the fund has been calculated for shareholders owning shares for the entire period and does not represent the return for holders of SAFE notes that converted to common stock during the year ended December 31, 2022.
[6]	Ratios do not include expenses of underlying private investments in which the Fund invests.